Related Parties	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

18. RELATED PARTIES

In the ordinary course of business, we may enter into transactions with directors, principal officers, their immediate families, and affiliated companies in which they are principal stockholders (commonly referred to as “related parties”).

During the year ended December 31, 2020, the Company earned affiliate revenue through an arrangement with an affiliated company in which the Company’s Chief Financial Officer holds a minority financial interest. The revenues related to this agreement included within the consolidated statement of operations were immaterial during the year ended December 31, 2020. The amounts due from the related party were not material as of December 31, 2020. There was no such activity during the year ended December 31, 2021.

In April 2020, the Company entered into a $5,000 secured loan facility with a lender that is controlled by a significant holder of Legacy MoneyLion’s redeemable convertible preferred stock. On August 27, 2021, the Company entered into an amendment that refinanced the secured loan facility with a non-related party lender. Interest expense included within the consolidated statement of operations was $421 during the year ended December 31, 2020.

In December 2020, the Company acquired 100% of the outstanding common stock and Series A redeemable convertible preferred shares of WTI. The co-founder and equity holder of WTI was also a significant stockholder of Legacy MoneyLion’s redeemable convertible preferred stock and was the Legacy MoneyLion Chairman as of the date of the transaction. For more information about the transaction, see Note 17, “Mergers and Acquisitions.”

Additionally, some of our directors hold financial interests in separate entities, which the Company utilized in the ordinary course of business during the years ended December 31, 2021 and 2020. The activity during the year ended December 31, 2020 was not material. The Company is party to an Amended and Restated Marketing Consulting Agreement, dated as of May 11, 2021 and as amended from time to time (the “Marketing Consulting Agreement”), with LeadGen Data Services LLC (“LeadGen”), pursuant to which LeadGen provides the Company with certain marketing, consumer acquisition, lead generation and other consulting services. For the year ended December 31, 2021, MoneyLion paid $6,624 to LeadGen and earned $7,083 of revenue under the Marketing Consulting Agreement.